4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) ₺ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, Br in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 BYR (Br)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 BYR (Br)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 TRY (₺)
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		R$ 55.4							R$ (598.3)
Argentine Pesos
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | $				$ 1,066.3							$ 497.6
Argentine Pesos
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		187.1							102.3
Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		(41.0)							26.6
Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		(162.8)							91.4
Pound Sterling
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | £			£ 2.9							£ 12.1
Pound Sterling
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		13.1							48.9
Yen
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | ¥						¥ 1,309.7							¥ 2,953.8
Yen
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		38.5							82.5
Rubles
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | Br					Br 1,334.3
Rubles
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		76.6
Turkish Liras
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | ₺							₺ (391.2)
Turkey, New Lira [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure		R$ (342.4)
USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | $	$ 74.2							$ (283.3)
USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure | $	$ 245.3							$ (923.3)